BMO LGM Frontier Markets Equity Fund

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

Ph. (direct): 414-765-8241

Fax (direct): 414-287-7025

November 3, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C.  20549

Re:	BMO LGM Frontier Markets Equity Fund
(333-191008; 811-22882)
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended August 31, 2015. Questions regarding this filing may be directed to the undersigned.

Sincerely,

/s/ Michele L. Racadio

Secretary

Encl.